Secured Term Loan Facilities and Revolving Credit Facilities	6 Months Ended
Jun. 30, 2021
Debt Disclosure [Abstract]
Secured Term Loan Facilities and Revolving Credit Facilities

6.	Secured Term Loan Facilities and Revolving Credit Facilities
Terminal Facility
In March 2019, Navigator Ethylene Terminals LLC, a wholly-owned subsidiary of the Company (the Marine Terminal Borrower”), entered into a Credit Agreement (the “Terminal Facility”) with ING Capital LLC and SG Americas Securities, LLC for a maximum principal amount of $75.0 million, to be used first for the payment of project costs relating to our Marine Export Terminal. The Terminal Facility was fully drawn in January 2021 at $69.0 million and converted to a term loan with a final maturity of December 31, 2025. Following such conversion, the Terminal Facility is subject to quarterly repayments of principal of between $3.1 million and $3.8 million.
On May 6, 2021, the Company obtained a waiver from the lenders under the Terminal Facility, which is retrospective with effect from the date of its inception, to correct a technical inconsistency in the Terminal Facility, involving a restrictive covenant relating to taking affirmative action regarding the treatment of tax status of the borrower as a corporation for U.S. federal, state or local income tax purposes. The waiver required among other things, an amendment to the credit agreement and other loan documentation to remediate the inconsistency and to set aside and fund a tax reserve, based on the subsequent three months’ tax liabilities. The terms of the waiver were complied with and the amendment entered into on August 4, 2021.

The following table shows the breakdown of all secured term loan facilities and total deferred financing costs split between current and non-current
liabilities at December 31, 2020 and June 30, 2021:

	December 31, 2020	June 30, 2021

	(in thousands)
Current Liability
Current portion of secured term loan facilities	$67,936	$89,056
Less: current portion of deferred financing costs	(2,274)	(2,341)

Current portion of secured term loan facilities, net of deferred financing costs	$65,662	$86,715

Non-Current Liability
Secured term loan facilities and revolving credit facilities net of current portion*	$617,994	$577,427
Less: non-current portion of deferred financing costs	(4,183)	(3,553)

Non-current secured term loan facilities and revolving credit facilities, net of current portion and non-current deferred financing costs	$613,811	$573,874

*
Includes amounts relating to the Navigator Aurora Facility held within a lessor entity (for which legal ownership resides with a financial institution) that we are required to consolidate under U.S. GAAP into our financial statements as a variable interest entity.